CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 65,182	$ 81,507
Restricted cash	2,900	0
Accounts receivable, net	32,913	26,097
Due from affiliate companies	0	296
Prepaid expenses and other current assets	9,792	6,234
Inventories	7,815	5,768
Total current assets	118,602	119,902
Deposits for vessels, port terminals and other fixed assets	136,891	44,254
Vessels, port terminals and other fixed assets, net	409,489	427,860
Intangible assets other than goodwill, net	63,551	67,074
Goodwill	104,096	104,096
Deferred drydock and special survey costs, net	20,653	20,303
Other long-term assets	1,898	2,130
Total noncurrent assets	736,578	665,717
Total assets	855,180	785,619
Current liabilities
Accounts payable	29,915	22,504
Due to affiliate companies	54	0
Accrued expenses	15,901	15,400
Deferred income	4,517	7,225
Due to related parties, net	0	3,825
Notes payable - current portion	4,532	0
Current portion of capital lease obligations	2,639	2,929
Current portion of long-term debt	1,819	69
Total current liabilities	59,377	51,952
Senior notes, net	368,180	367,178
Notes payable, net of current portion	29,915	0
Long-term debt, net of current portion	23,502	321
Capital lease obligations, net of current portion	14,978	17,720
Income tax payable	435	0
Deferred tax liability	11,526	10,917
Other long-term liabilities	1,097	1,518
Total noncurrent liabilities	449,633	397,654
Total liabilities	509,010	449,606
Commitments and contingencies
STOCKHOLDERS' EQUITY
Common stock-$1.00 par value: 50,000,000 authorized shares; 20,000 shares issued and outstanding in 2016 and 2015	20	20
Additional paid-in capital	303,441	303,441
Retained earnings	42,709	32,552
Total stockholders' equity	346,170	336,013
Total liabilities and stockholders' equity	$ 855,180	$ 785,619